Commitments and Contingencies	12 Months Ended
Feb. 28, 2019
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies
14.	COMMITMENTS AND CONTINGENCIES

Lease Obligations

The Group leases certain learning centers and office premises under operating leases. The term of each lease agreement varies and may contain renewal options. Rental payments under operating leases are charged to cost of revenue or operating expenses on a straight-line basis over the period of the lease based on contract terms. Rental expenses under operating leases for the years ended February 28, 2017, 2018 and 2019 were RMB20,355, RMB42,349 and RMB60,995(US$9,116), respectively.

Future rental commitments under operating leases as of February 28, 2019 were as follows:

	RMB	USD
Year ending of February 28 or 29:
2020	59,272	8,858
2021	53,810	8,042
2022	48,471	7,244
2023	42,259	6,316
2024	25,570	3,821
Thereafter	35,690	5,334
Total	265,072	39,615

Funding Commitments

The Group entered into an agreement with Shanghai East Normal University Education Development Fund (“Fund”) in 2016 to provide a funding commitment of RMB100,000 to set up a special fund for mathematics education studies purpose. The funding is to be provided in five tranches in a five-year period. The Group recognizes the funding commitment as marketing expenses on a straight-line basis over the five years and the amount accrued as of February 28, 2019 was RMB20,000 (US$2,989).The first and second tranches of RMB 10,000 and RMB15,000 were paid in April and December 2017, respectively, and the third tranche of RMB20,000 has been subsequently paid in April, 2019. The planned schedule for the remaining two tranches is as follows:

	RMB	USD
Year ending of February 29 or 28:
2020	25,000	3,736
2021	30,000	4,484
Total	55,000	8,220

Contingencies regarding lack of certain required permits and licenses

A number of learning centers do not possess required fire permits, educational permits or business licenses. The Group is in the process of obtaining the required permits and licenses, and do not believe any fines or penalties due to such noncompliance is probable as of February 28, 2019, neither can the amount or range of potential unfavorable outcomes be reasonably estimated.